As filed with the Securities and Exchange Commission on March 27, 2001

                         Securities Act File No. 333-57610
                   Investment Company Act File No. 811-4264
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                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                        ------------------------------

                                   FORM N-14
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933

                        ------------------------------

[X] Pre-Effective Amendment No. 1            [  ] Post-Effective Amendment No.

                       (Check appropriate box or boxes)

                        ------------------------------

                 MERRILL LYNCH CALIFORNIA MUNICIPAL BOND FUND
              OF MERRILL LYNCH CALIFORNIA MUNICIPAL SERIES TRUST
            (Exact Name Of Registrant As Specified In Its Charter)

                        ------------------------------

                                (609) 282-2800
                       (Area Code And Telephone Number)

                        ------------------------------

                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
                   (Address Of Principal Executive Offices:
                    Number, Street, City, State, Zip Code)

                        ------------------------------

                                Terry K. Glenn
                Merrill Lynch California Municipal Series Trust
             800 Scudders Mill Road, Plainsboro, New Jersey 08536
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name And Address Of Agent For Service)

                        ------------------------------

                                  Copies to:

LAURIN BLUMENTHAL KLEIMAN, ESQ.           MICHAEL J. HENNEWINKEL, ESQ.
       BROWN & WOOD LLP                   FUND ASSET MANAGEMENT, L.P.
    One World Trade Center                   800 Scudders Mill Road
    New York, NY 10048-0557                   Plainsboro, NJ 08536

                        ------------------------------

     It is proposed that this filing will become effective April 26, 2001 pursuant to Rule 488.

                        ------------------------------

     Title of Securities Being Registered: Shares of Beneficial Interest, par value $.10 per share.

     No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

     This Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File No. 333-57610) (the "Registration Statement") consists of the following:

          (1)  Facing Sheet of the Registration Statement,

          (2) Part C to the Registration Statement (including signature page), and

          (3)  Exhibits 14(a), 14(b), and 14(c).

     Parts A and B are incorporated herein by reference from the Registration Statement filed on March 26, 2001.

     This Pre-Effective Amendment No. 1 to the Registration Statement is being filed solely to remove the delaying amendment that appeared on the facing sheet of the Registration Statement filed on March 26, 2001.

                                    PART C

                               OTHER INFORMATION
Item 15.   Indemnification

         Section 5.3 of the Registrant's Declaration of Trust provides as follows:

         "The Trust shall indemnify each of its Trustees, officers, employees and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person. The rights accruing to any Person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no person may satisfy any right in indemnity or reimbursement granted herein or in Section
5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any Person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this
Section 5.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification."

         Insofar as the conditional advancing of indemnification moneys for actions based upon the Investment Company Act of 1940, as amended, may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the receipt to repay that amount of the advance which exceeds the amount which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii)(a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts that the recipient of the advance ultimately will be found entitled to indemnification.

         In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933 (the "Securities Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

         Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 16.  Exhibits

Exhibit
Number
-------
  1(a)   --     Declaration of Trust of the Registrant, dated March 20, 1985.(a)
   (b)   --     Amendment to Declaration of Trust, dated July 25, 1985.(a)
   (c)   --     Amendment to Declaration of Trust, dated December 21, 1987.(a)
   (d)   --     Amendment to Declaration of Trust, dated October 3, 1988.(a)
   (e)   --     Instrument establishing Merrill Lynch California Municipal Bond
                Fund (the "Fund") as a series of the Registrant.(a)
   (f)   --     Instrument establishing Class A and Class B shares of beneficial interest of the Fund.(a)
   (g)   --     Amendment to Instrument establishing the Fund as a series of
                Registrant.(a)
   (h)   --     Amendment to Declaration of Trust, dated October 17, 1994 and instrument establishing Class C and Class D shares of
                beneficial interest.(a)
  2      --     By-Laws of the Registrant.(a)
  3      --     Not applicable.
  4      --     Form of Agreement and Plan of Reorganization between the
                Registrant and Merrill Lynch Multi-State Limited Maturity
                Municipal Series Trust.(b)
  5      --     Portions of the Declaration of Trust, Certificate of
                Establishment and Designation and By-Laws of the Registrant
                defining the rights of holders of the Fund as a series of the
                Registrant.(c)
  6(a)   --     Form of Management Agreement between Registrant and Fund Asset
                Management, L.P. (the "Manager").(a)
   (b)   --     Supplement to Management Agreement between Registrant and Fund
                Asset Management, L.P.(d)

  7      --     Form of Unified Distribution Agreement between the Registrant and FAM Distributors, Inc. (the "Distributor").(e)
 (8)     --     None.
  9(a)   --     Custody Agreement between the Registrant and The Bank of New
                York.(a)
   (b)   --     Transfer Agency, Dividend Disbursing Agency and Shareholder
                Servicing Agency Agreement between the Registrant and Merrill
                Lynch Financial Data Services, Inc. (now Financial Data
                Services, Inc.) (a)
   (b)   --     Credit Agreement between the Registrant and a syndicate of banks.(f)
 10(a)   --     Amended and Restated Form of Class B Distribution Plan of the
                Registrant.(e)
   (b)   --     Amended and Restated Form of Class C Distribution Plan of the
                Registrant.(e)
   (c)   --     Amended and Restated Form of Class D Distribution Plan of the
                Registrant.(e)
   (d)   --     Merrill Lynch SelectSM Pricing System Plan purusant to Rule
                18F-3 under the Investment Company Act.(g)

 11(a)   --     Opinion of Brown & Wood, counsel for the Registrant. (h)
   (b)   --     Opinion of Bingham Dana, Massachusetts counsel for the
                Registrant.(h)

 12      --     Private Letter Ruling from IRS.*
 13      --     Not applicable.
 14(a)          Consent of Deloitte & Touche LLP ("D&T"), independent auditors to the Registrant.
   (b)          Consent of D&T, independent auditors to Merrill Lynch California
                Insured Municipal Bond Fund of Merrill Lynch California
                Municipal Series Trust.
   (c)   --     Consent of D&T, independent auditors to Merrill Lynch California
                Limited Maturity Municipal Bond Fund of Merrill Lynch Multi-
                State Limited Maturity Municipal Series Trust.
 15      --     Not applicable.
 16      --     Power of Attorney (included on the signature page of this
                Registration Statement).

 17(a)   --     Prospectus dated December 27, 2000, and Statement of Additional
                Information dated December 27, 2000, of the Registrant.(h)
   (b)   --     Annual Report to Shareholders of the Registrant, as of August
                31, 2000.(h)
   (c)   --     Annual Report to Shareholders of Merrill Lynch California
                Insured Municipal Bond Fund, as of August 31, 2000.(h)
   (d)   --     Annual Report to Shareholders of Merrill Lynch California
                Limited Maturity Municipal Bond Fund, as of July 31, 2000.(h)
   (e)   --     Semi-Annual Report to Shareholders of Merrill Lynch California
                Limited Maturity Municipal Bond Fund, as of January 31, 2001.(h)
   (f)   --     Form of Proxy cards.(h)

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(a)    Filed on December 29, 1995 as an Exhibit to Post-Effective Amendment
       No. 11 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 33-40332) (the "Registration Statement").
(b) Included as Exhibit I to the Proxy Statement and Prospectus contained in this Registration Statement.
(c) Reference is made to Article II, Section 2.3 and Articles V, VI, VIII, IX, X and XI of the Registrant's Declaration of Trust, as amended, filed as Exhibits 1(a), 1(b), 1(c) and 1(g) with Post-Effective Amendment No. 11 to the Registration Statement; to the Certificates of Establishment and Designation establishing the Fund as a series of the Registrant and establishing Class A and Class B shares of beneficial interest of the fund, filed as Exhibits 1(d), 1(e) and 1(f), respectively, with Post-Effective Amendment No. 11 to the Registration Statement; and to Articles I, V and VI of the Registrant's By-Laws, filed as Exhibit 2 with Post-Effective Amendment No. 11 to the Registration Statement.
(d) Filed on October 21, 1994 as Exhibit to Post-Effective Amendment No. 13 to the Registration Statement.
(e) Incorporated by reference to Exhibits 5 and 13 to the Registration Statement on Form N-1A of Merrill
       Lynch Mid Cap Growth Fund, Inc. (File No. 333-42020), filed on July 21, 2000.
(f) Incorporated by reference to Exhibit 8(b) to the Registration Statement on Form N-1A of Master Premier Growth Trust (File No. 811-09733), filed on December 21, 1999.
(g) Incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of Merrill Lynch Limited Maturity Municipal Series Trust (File No. 33-50417), filed on November 22, 2000.

(h) Incorporated by reference to the Registrant's Registration Statement on Form N-14 under the Securities Act of 1933, as amended (File No. 333-57610) filed on March 26, 2001.

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*To be filed by Amendment.

Item 17.  Undertakings.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The Registrant undertakes to file, by post-effective amendment, either a copy of the Internal Revenue Service private letter ruling applied for or an opinion of counsel as to certain tax matters, within a reasonable time after receipt of such ruling or opinion.

                                  SIGNATURES

         As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro, and the State of New Jersey, on the day 27th day of March 2001.

                                MERRILL LYNCH CALIFORNIA MUNICIPAL SERIES TRUST


                                By:   /s/ DONALD C. BURKE
                                     __________________________________________
                                                Donald C. Burke
                                          Vice President and Treasurer


         Each person whose signature appears below hereby authorizes Terry K. Glenn, Donald C. Burke or Alice A. Pellegrino, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to this Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

                  Signature                                    Title                               Date
                  ---------                                    -----                               ----


    /s/ TERRY K. GLENN
______________________________________________        President and Trustee                       March 27, 2001
              (Terry K. Glenn)                    (Principal Executive Officer)

   /s/ DONALD C. BURKE
______________________________________________     Vice President and Treasurer                   March 27, 2001
              (Donald C. Burke)                        (Principal Financial
                                                      and Accounting Officer)

  /s/ JAMES H. BODURTHA
______________________________________________               Trustee                              March 27, 2001
             (James H. Bodurtha)

  /s/ HERBERT I. LONDON
______________________________________________               Trustee                              March 27, 2001
             (Herbert I. London)

 /s/ JOSEPH L. MAY
______________________________________________               Trustee                              March 27, 2001
               (Joseph L. May)

 /s/ ANDRE F. PEROLD
______________________________________________               Trustee                              March 27, 2001
              (Andre F. Perold)

/s/ ROBERTA COOPER RAMO
______________________________________________               Trustee                              March 27, 2001
            (Roberta Cooper Ramo)


                                 EXHIBIT INDEX

Exhibit
Number                           Description
--------                         -----------


14(a) Consent of Deloitte & Touche LLP ("D&T"), independent auditors to the Registrant.
  (b) Consent of D&T, independent auditors to Merrill Lynch California Insured Municipal Bond Fund of
         Merrill Lynch California Municipal Series Trust ("Insured Fund").
  (c)    Consent of D&T, independent auditors to Merrill Lynch
         California Limited Maturity Municipal Bond Fund of Merrill
         Lynch Multi-State Limited Maturity Municipal Series Trust
         ("Limited Maturity Fund").